STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

June 12, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Karen L. Rossotto

Re:       Dreyfus Research Growth Fund, Inc.

            File Numbers:  2-33733; 811-1899

Ladies and Gentlemen:

On behalf of Dreyfus Research Growth Fund, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 70 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission").  The Amendment relates to Post-Effective Amendment No. 69 ("Amendment No. 69") to the Registration Statement, filed on April 4, 2013 in order to provide disclosure regarding a new class of shares, Class Y.

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 69 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on May 16, 2013, file certain exhibits, including articles supplementary, the Company's revised 18f-3 plan, the opinion and consent of counsel and the consent of the Company's independent registered public accounting firm, and to make certain other revisions.  The Company's Tandy certification was filed with Amendment No. 69.

The prospectus and statement of additional information included in the Amendment have been marked to indicate changes from those versions filed as part of Amendment No. 69.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus

Fund Summary – Fees and Expenses

1.                  Staff Comment:  Please remove the brackets from the footnote to the fee table in regard to the expense limitation.

Response:  The requested change has been made.

2.                  Staff Comment:  Please confirm whether the fee waiver is subject to recoupment by The Dreyfus Corporation.  In addition, please confirm that the fee waiver is reflected only in the one-year example and in the first year of the three-, five- and ten-year examples.

Response:  The fee waiver is not subject to recoupment by The Dreyfus Corporation and is reflected only in the one-year example and in the first year of the three-, five- and ten-year examples.

Fund Summary – Principal Investment Strategy

3.                  Staff Comment:  The disclosure states that the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index, the fund's benchmark, which measures the performance of the large-cap growth segment of the U.S. equity universe.  Please consider whether the fund is subject to the risks of investing in small- and/or mid-cap companies and, if so, add appropriate disclosure.

            Response:  The fund does not invest in small- or mid-cap companies as a principal investment strategy.

Fund Details – Goal and Approach

4.                  Staff Comment:  Please include the definition of "foreign securities" where the term first appears in "Fund Details – Goal and Approach."

Response:  The following language has been added in "Fund Details – Goal and Approach" after "foreign securities" in the third sentence of the first paragraph:  "(i.e., securities issued by companies organized under the laws of countries other than the U.S.)."

5.                  Staff Comment:  The last sentence of the section states that the fund may invest in "exchange traded-funds (ETFs) and similarly pooled investments…."  Please explain what are "similarly pooled investments."

Response:  The reference to similarly pooled investments has been removed.

Fund Details – Investment Risks

6.                  Staff Comment:  Please consider disclosing "foreign currency risk" (currently listed in "Fund Details – Investment Risks" in the second bullet point list of risks not categorized as "principal") as a "principal risk" of the fund, since the fund may invest up to 25% of its assets in foreign securities.

Response:  The "foreign currency risk" paragraph has been removed, because it relates to the risk of foreign currency transactions, which are not a principal investment strategy of the fund.  Please note that the "foreign investment risk" paragraph in "Fund Summary – Principal Risks" and in "Fund Details – Investment Risks" in the first bullet point list of principal risks contains the following disclosure regarding foreign currency risk:  "Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund."

Statement of Additional Information ("SAI")

Certain Portfolio Manager Information

7.                  Staff Comment:  In the table providing information on accounts managed by each primary portfolio manager that are subject to performance-based advisory fees, please change the heading "Number of Accounts" to "Number of Accounts Subject to Performance Fees."

Response:  The requested change has been made.

Investment Restrictions – Fundamental Policies

8.                  Staff Comment:  The first paragraph states:  "Additionally, as a matter of Fundamental Policy, each fund, as indicated, may not (with respect to Dreyfus Brazil Equity Fund, Dreyfus Diversified International Fund, Dreyfus Emerging Asia Fund, Dreyfus Global Absolute Return Fund, Dreyfus Global Dynamic Bond Fund, Dreyfus Global Real Estate Securities Fund, Dreyfus Global Real Return Fund, Dreyfus India Fund, Dreyfus Large Cap Equity Fund, Dreyfus Large Cap Growth Fund, Dreyfus Opportunistic U.S. Stock Fund, Dreyfus Satellite Alpha Fund, Dreyfus Total Emerging Markets Fund and Global Alpha Fund, except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, each fund, as indicated, may not): . . . ."  Please delete the phrase "or interpretations or modifications by, or exemptive or other relief from."

Response:  The requested change has been made.

9.                  Staff Comment:  The fund's fundamental policy in "Investment Restrictions – Fundamental Policies – 6.  Loans" states that the fund may not:  "[m]ake loans to others, except through the purchase of debt obligations and the entry into repurchase agreements referred to in the fund's prospectus."  However, the fund's prospectus does not discuss investing in debt obligations and repurchase agreements.  Please clarify the fund's policy.

Response:  In the penultimate paragraph in "Fund Details – Investment Risks," the fund's prospectus states:  "Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities."  These are the debt obligations and repurchase agreements in which the fund may invest.

10.              Staff Comment:  The fund does not appear to have stated its policies in respect of the issuance of senior securities and the purchase and sale of real estate, notwithstanding the requirements of Section 8 of the 1940 Act to do so.  Please explain how the fund complies with Section 8.

Response:  The fund's policy in respect of the purchase and sale of real estate, which inadvertently was omitted from the SAI, has been reinstated in "Investment Restrictions – Fundamental Policies – 12.  Real Estate" as follows:  "[the] fund . . . may not . . . Purchase, hold or deal in real estate (except for corporate office purposes), but this shall not prohibit the fund from investing in securities of companies engaged in real estate activities or investments."

The fund has adopted a policy in respect of the issuance of senior securities, which has been added in "Investment Restrictions – Fundamental Policies – 13.  Senior Securities" as follows:  "[the] fund . . . may not . . . Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act."

Additional Information about Investments, Investment Techniques and Risks – Private Investment Funds

11.              Staff Comment:  Please confirm that no fund will invest more than 10% of its assets in a fund that is excluded from the definition of investment company in reliance on Section 3(c)(1) or 3(c)(7) of the 1940 Act.

Response:  We have been advised by fund management that no fund will invest more than 10% of its assets in a fund that is excluded from the definition of investment company in reliance on Section 3(c)(1) or 3(c)(7) of the 1940 Act.

Additional Information about Investments, Investment Techniques and Risks – Derivatives

12.              Staff Comment:  The first sentence of the eighth paragraph states that: "The funds, except the CPO funds, have claimed exclusions from the definition of the term 'commodity pool operator' under the CEA and, therefore, are not subject to registration or regulation as a CPO under the CEA."  Please clarify whether the funds or the funds' investment adviser is claiming the referenced exclusion from the definition of "commodity pool operator."

Response:  The funds, except the CPO Funds, have claimed exclusions from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act (the "CEA").  In accordance with Rule 4.5(a)(1) under the CEA, it is the registered investment company (and any principal or employee thereof), not its investment adviser, that is excluded from the definition of CPO with respect to the operation of a qualifying entity specified in paragraph (b) of the Rule (i.e., the funds).  This approach is consistent with the guidance provided by the National Futures Association (the "NFA") on July 17, 2012, where the NFA stated that the SEC registrant should be the entity making the notice filing under Rule 4.5, as this is technically required by Rule 4.5(a)(1) and, to the extent that the SEC registrant has multiple series, a separate notice filing should be made for each series that is a qualifying entity.  We are aware, however, of different practices within the mutual fund industry, including a fund's investment adviser filing the Rule 4.5 notice on behalf of the fund and/or its series.  We understand that both approaches are acceptable to the NFA.  For the CPO Funds, which are unable to rely on the exclusion from the definition of CPO, The Dreyfus Corporation, as the investment adviser to the CPO Funds, has registered as a CPO with the NFA in accordance with the guidance provided by the Commodity Futures Trading Commission in its 2012 release amending Rule 4.5.

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We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.  We hope the Staff finds that this letter and the revisions to the prospectus and statement of additional information are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6638 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Lauren Connolly

Lauren Connolly

cc:        Janna Manes